September 7, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148676

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148459

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148444

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148940

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148387

Ladies and Gentlemen:

We have transmitted to contract owners the semiannual reports for the period ended June 30, 2021 for the investment companies listed on Attachment 1 in which Annuity Investors Variable Account C invests.

Annuity Investors Life Insurance Company understands that the listed investment companies have filed these reports with the Commission under separate cover.

If you have any questions about this filing, please contact John Domaschko at 513.412.1401.

Sincerely,

/s/ John P. Gruber

John P. Gruber
Senior Vice President

Attachment 1—List of Underlying Portfolios

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148676

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148459

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148444

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148940

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148387

1940 Act Number
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	811-07452
• Invesco V.I. American Value Fund—Series I Shares • Invesco V.I. Capital Appreciation Fund—Series II Shares
• Invesco V.I. Comstock Fund—Series I Shares • Invesco V.I. Discovery Mid Cap Growth Fund – Series II Shares • Invesco V.I. Global Fund—Series II Shares
• Invesco V.I. Global Real Estate Fund—Series II Shares
• Invesco V.I. International Growth Fund—Series II Shares
• Invesco V.I. Main Street Fund®—Series II Shares • Invesco V.I. Main Street Mid Cap Fund—Series II Shares
• Invesco V.I. Main Street Small Cap Fund®—Series II Shares • Invesco V.I. Small Cap Equity Fund—Series I Shares
ALPS Variable Investment Trust	811-21987
• Morningstar Balanced ETF Asset Allocation Portfolio—Class II Shares
• Morningstar Conservative ETF Asset Allocation Portfolio—Class II Shares
• Morningstar Growth ETF Asset Allocation Portfolio—Class II Shares
• Morningstar Income and Growth ETF Asset Allocation Portfolio—Class II Shares
American Century® Variable Portfolios, Inc.	811-05188
• VP Capital Appreciation Fund—Class I Shares
• VP Large Company Value Fund—Class II Shares
• VP Mid Cap Value Fund—Class II Shares
BNY Mellon Stock Index Fund, Inc.—Service Shares	811-05719
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares	811-07044
BNY Mellon Investment Portfolios	811-08673
• MidCap Stock Portfolio
BNY Mellon Variable Investment Fund	811-05125
• Government Money Market Portfolio
Deutsche DWS Variable Series II	811-05002
• DWS International Growth VIP-Class A Shares
• DWS Small Mid Cap Value VIP—Class B Shares
Franklin Templeton Variable Insurance Products Trust	811-05583
• Franklin Mutual Global Discovery VIP Fund—Class 2 Shares
• Franklin Mutual Shares VIP Fund—Class 2 Shares
• Franklin Small Cap Value VIP Fund—Class 2 Shares
• Franklin U.S. Government Securities VIP Fund—Class 2 Shares
• Templeton Foreign VIP Fund—Class 2 Shares
• Templeton Global Bond VIP Fund—Class 2 Shares
Janus Aspen Series	811-07736
• Janus Henderson Balanced Portfolio—Service Shares
• Janus Henderson Enterprise Portfolio—Service Shares
• Janus Henderson Overseas Portfolio—Service Shares
• Janus Henderson Research Portfolio—Service Shares

1940 Act Number
Morgan Stanley Variable Insurance Fund, Inc.	811-07607
• Core Plus Fixed Income Portfolio-Class I Shares
• Discovery Portfolio—Class I Shares
Neuberger Berman Advisers Management Trust	811-04255
• Sustainable Equity Portfolio—Class S Shares
PIMCO Variable Insurance Trust	811-08399
• PIMCO High Yield Portfolio—Administrative Class
• PIMCO Real Return Portfolio—Administrative Class
• PIMCO Total Return Portfolio—Administrative Class
Wilshire Variable Insurance Trust	811-07917
• Wilshire Global Allocation Fund
AB Variable Products Series Fund, Inc.	811-05398
• AB VPS International Value Portfolio—Class B Shares (closed)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	811-07452
• Invesco V.I. Conservative Balanced Fund—Series II Shares (closed)
Calamos Advisors Trust	811-09237
• Calamos Growth and Income Portfolio (closed)
Davis Variable Account Fund, Inc.	811-09293
• Davis Value Portfolio (closed)